Investment Strategy - Fundsmith Equity ETF	Nov. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In pursuing its investment objective, the Fund will seek long-term growth in value by investing in listed equities on a global basis. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in equity securities. The Fund will invest primarily in common stock of U.S. and non-U.S. listed companies of any size.

The Fund will invest in companies that, in the Adviser’s view, meet the following criteria:

●	high quality companies that can sustain a high return on operating capital employed;
●	companies whose advantages are difficult to replicate;
●	companies with a high degree of certainty of growth from reinvestment of their cash flows at high rates of return;
●	companies that are resilient to change, particularly technological innovation;
●	companies which do not require significant leverage to generate returns; and
●	companies whose valuation is considered by the Adviser to be attractive.

The Adviser considers a company to be a non-U.S company if: (i) it is organized under the laws of a foreign country or maintains its principal offices or headquarters in a foreign country; (ii) its securities are principally traded in a foreign country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or has at least 50% of its assets in a foreign country. The Fund’s investments in non-U.S. securities may be in the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. The Fund will normally invest in a limited number of companies and hold a core position of between 20 and 30 securities, although the number of securities held by the Fund may occasionally exceed or fall below this range at times.

The Fund will allow for currency fluctuations associated with any currency exposure arising from within the operations of an investee business or from the holding of an investment denominated in a currency other than U.S. dollars.

Typically, the Adviser will exit a position if, in the Adviser’s view: (i) the investment case fundamentally weakens, (ii) the valuation becomes too expensive; or (iii) a superior investment opportunity is identified. Additionally, there may be instances where events impacting a specific company cause changes in the Fund’s portfolio, for example, in the event of a takeover of a company held by the Fund. The Adviser’s investment philosophy focuses on long-term investing, and under normal circumstances, the Adviser will not exit a position held by the Fund solely in response to a general market sell-off if the fundamentals of the company in question remain strong.